Intangible Asset (Details) - Schedule of intangible asset - USD ($)	6 Months Ended
	Dec. 31, 2022	Jun. 30, 2022
Schedule of Intangible Asset [Abstract]
Copyright licenses	$ 2,889,491	$ 2,845,857
SaaS	144,986	149,296
Intangible assets gross	3,034,477	2,995,153
Less: accumulated amortization	(915,957)	(790,742)
Total intangible assets	$ 2,118,520	$ 2,204,411